Summary of Significant Accounting Policies - Schedule of Revenue by Major Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Major Revenue [Abstract]
Total revenue	$ 4,646,389	$ 3,667,888	$ 8,225,911	$ 8,026,764
Mold Production [Member]
Schedule of Revenue by Major Revenue [Abstract]
Total revenue			6,639,632	6,583,747
Mold Repair [Member]
Schedule of Revenue by Major Revenue [Abstract]
Total revenue			1,084,881	1,137,648
Machining Services [Member]
Schedule of Revenue by Major Revenue [Abstract]
Total revenue			$ 501,398	$ 305,369